Third Party Debt Transactions (Details) (USD $)	Mar. 31, 2014	Feb. 18, 2014
Third Party Debt Transactions Details
Company issued a convertible promissory note to a third party has a maturity date of November 20, 2014		$ 47,500
note accrues interest at the rate		8.00%
The note is convertible to issuance at 58% of the average lowest three-day after in days		180
Loan proceeds amounting to	22,597	0
Accrued interest	$ 427	$ 0